Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.3%
123,194	iShares Global REIT ETF	$3,429,721	4.3

	Total Exchange-Traded Funds (Cost $3,235,443)	3,429,721	4.3

MUTUAL FUNDS: 95.6%
	Affiliated Investment Companies: 95.6%
209,337	Voya Corporate Leaders 100 Fund - Class R6	4,467,256	5.6
1,440,879	Voya Global Bond Fund - Class R6	14,005,340	17.6
1,640,307	Voya GNMA Income Fund - Class I	13,942,613	17.6
1,730,495	Voya High Yield Bond Fund - Class R6	13,843,960	17.4
1,335,533	Voya Intermediate Bond Fund - Class R6	14,089,877	17.8
162,203 (1)	Voya MidCap Opportunities Fund - Class R6	4,012,908	5.1
304,006	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,763,590	4.7
410,139	Voya Multi-Manager International Factors Fund - Class I	3,888,115	4.9
263,968	Voya Small Company Fund - Class R6	3,867,130	4.9

	Total Mutual Funds (Cost $74,573,285)	75,880,789	95.6

	Total Investments in Securities (Cost $77,808,728)	$79,310,510	99.9
	Assets in Excess of Other Liabilities	75,974	0.1
	Net Assets	$79,386,484	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,429,721	$–	$–	$3,429,721
Mutual Funds	75,880,789	–	–	75,880,789
Total Investments, at fair value	$79,310,510	$–	$–	$79,310,510

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 1/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$6,732,551	$8,610,522	$(10,339,534)	$(536,283)	$4,467,256	$-	$263,197	$508,133
Voya Global Bond Fund - Class R6	6,440,498	7,648,341	(117,686)	34,187	14,005,340	508,528	7,458	-
Voya GNMA Income Fund - Class I	6,412,264	7,653,041	(126,552)	3,860	13,942,613	-	(1,407)	-
Voya High Yield Bond Fund - Class R6	6,409,441	7,593,028	(117,584)	(40,925)	13,843,960	310,676	7,561	-
Voya Intermediate Bond Fund - Class R6	6,413,580	7,639,479	(121,569)	158,387	14,089,877	390,755	3,575	5,272
Voya MidCap Opportunities Fund - Class R6	6,398,461	1,203,163	(3,779,080)	190,364	4,012,908	-	(104,208)	392,437
Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,515,289	962,176	(3,385,901)	(327,974)	3,763,590	518,296	458,321	35,762
Voya Multi-Manager International Factors Fund - Class I	6,537,421	1,024,166	(3,633,005)	(40,467)	3,888,115	1,902,249	(5,551)	-
Voya Small Company Fund - Class R6	6,454,816	7,720,539	(11,036,666)	728,441	3,867,130	19,460	(423,336)	-
	$58,314,321	$50,054,455	$(32,657,577)	$169,590	$75,880,789	$3,649,964	$205,610	$941,604

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At January 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $78,761,153.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,748,994
Gross Unrealized Depreciation	(1,199,637)
Net Unrealized Appreciation	$549,357